Borrowings and financial liabilities - Accounting treatment convertible notes (Details)					1 Months Ended		12 Months Ended
	Apr. 30, 2020	Dec. 27, 2019 EUR (€) item € / shares shares	Aug. 21, 2019 EUR (€) item € / shares shares	Jul. 10, 2015	Jun. 30, 2021 item	Apr. 30, 2020 EUR (€)	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) item shares	Dec. 31, 2019 EUR (€) item € / shares shares
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Warrant Term	5 years			4 years			85 years
Bonds converted to new shares					1,280	224,000,000	376
Number of shares issued upon conversion of bonds | shares							224
Conversion penalties | €									€ 301,000
Tranche 1
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Number of outstanding convertible notes | item			300						58
Number of shares issuable upon conversion | shares			6,976,744						3,222,222
Conversion price per share | € / shares			€ 0.43						€ 0.18
Expected term			3 months				0 years	0 years	1 month
Value of the derivative instrument (in thousands of €) | €			€ 4,122,000						€ 753,000
Tranche 1 | Volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Input to valuation			83.16						101.29
Tranche 1 | Risk-free rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Input to valuation			(0.78)						(0.68)
Tranche 2
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Number of outstanding convertible notes | item		150						99	150
Number of shares issuable upon conversion | shares		7,500,000						7,000,000	7,500,000
Conversion price per share | € / shares		€ 0.20							€ 0.20
Expected term		3 months					0 years		3 months
Value of the derivative instrument (in thousands of €) | €		€ 2,262,000						€ 7,358,000	€ 2,156,000
Tranche 2 | Volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Input to valuation		119.15							119.15
Tranche 2 | Risk-free rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Input to valuation		(0.78)							(0.78)